Net Interest Income - Summary of Interest Income, Interest Expense and Net Interest Income (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)
Interest income
Due from financial institutions measured at fair value through profit or loss	₩ 2,889		₩ 1,746		₩ 3,186
Securities measured at fair value through profit or loss	1,422,251		1,400,912		913,617
Loans measured at fair value through profit or loss	33,372		12,708		12,932
Securities measured at fair value through other comprehensive income	2,693,188		2,225,549		1,629,157
Loans measured at fair value through other comprehensive income	55,314		39,084		17,429
Due from financial institutions measured at amortized cost	395,886		351,797		165,948
Securities measured at amortized cost	1,236,448		1,123,957		659,549
Loans measured at amortized cost	24,006,088		23,439,034		17,018,242
Insurance finance income	31,317		20,899		16,507
Others	614,632		526,338		350,850
Interest income	30,491,385	$ 20,632,120	29,142,024	[1]	20,787,417	[2]
Interest expenses
Deposits	10,379,055		10,052,830		4,637,420
Borrowings	2,548,842		2,519,463		1,291,380
Debentures	2,623,198		2,306,823		1,640,773
Others	635,819		547,590		207,058
Insurance finance expense	1,477,757		1,534,458		1,459,898
Sub-total	17,664,671	11,952,871	16,961,164	[1]	9,236,529	[2]
Net interest income	₩ 12,826,714	$ 8,679,249	₩ 12,180,860	[1]	₩ 11,550,888	[2]

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.